Fair Value Measurements (Details) - Schedule of Changes in Fair Value - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning	$ 13,150,745
Issuance of simple agreements for future equity	2,666,953	12,885,001
Issuance of embedded derivative liability	601,000
Change in fair value	1,821,706	265,744
Conversion to common stock upon Merger	(18,240,404)
Outstanding at ending		13,150,745
Simple Agreement for Future Equity [Member]
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning	13,150,745
Issuance of simple agreements for future equity	2,666,953	12,885,001
Issuance of embedded derivative liability
Change in fair value	1,672,706	265,744
Conversion to common stock upon Merger	(17,490,404)
Outstanding at ending		13,150,745
Embedded Derivative Liability [Member]
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning
Issuance of simple agreements for future equity
Issuance of embedded derivative liability	601,000
Change in fair value	149,000
Conversion to common stock upon Merger	(750,000)
Outstanding at ending